Goodwill - Changes in carrying amount and impairment testing (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 14,219,000
Impairment	(1,747,000)	$ (15,483,000)
Goodwill at end of period	$ 12,472,000	14,219,000
Number of Cash Generating Units | item	2
Acquisition cost
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 29,702,000	29,702,000
Goodwill at end of period	29,702,000	29,702,000	$ 29,702,000
Impairment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	(15,483,000)
Impairment	(1,747,000)	(15,483,000)
Goodwill at end of period	(17,230,000)	(15,483,000)
U.S. Silicon Metal
Reconciliation of changes in goodwill [abstract]
Impairment	(1,747,000)	(15,483,000)	0
U.S. Silicon Metal | Acquisition cost
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	17,230,000	17,230,000
Goodwill at end of period	17,230,000	17,230,000	17,230,000
U.S. Silicon Metal | Impairment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	(15,483,000)
Impairment	(1,747,000)	(15,483,000)
Goodwill at end of period	(17,230,000)	(15,483,000)
U.S. Silicon Based Alloys
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	12,472,000
U.S. Silicon Based Alloys | Acquisition cost
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	12,472,000	12,472,000
Additions	0	0
Goodwill at end of period	12,472,000	12,472,000	12,472,000
U.S. Silicon Based Alloys | Impairment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Impairment	0	0
Goodwill at end of period	$ 0	$ 0	$ 0